Disclosure of material accounting policy information: Description of accounting policy for property, plant and equipment (Policies)	12 Months Ended
Jan. 31, 2025
Policies
Description of accounting policy for property, plant and equipment

Equipment

Equipment is recorded at cost. Cost includes expenditures that are directly attributable to the acquisition of the asset. This includes the purchase price, any other costs directly attributable to bringing the assets to a working condition for intended use and the costs of dismantling and removing the items and restoring the site on which they are located.

Equipment is depreciated over its estimated useful life. Costs for normal repairs and maintenance that do not extend economic life or improve service potential are expensed as incurred. Costs of improvements that extend economic life or improve service potential are capitalized and depreciated over the estimated remaining useful life.

The Company commences recording depreciation when the assets are in a working condition ready for use. The Company’s equipment consists of trucks that are being used in the Company’s exploration programs, which are being depreciated using the declining balance method at 30%.